TAXATION ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION ON INCOME
Schedule of loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss

	2023	2022	2021

Income/loss before income taxes	75,534	(4,790,687)	(3,330,080)

Tax calculated at enacted tax rate of 25% (2022: 23%, 2021: 25%)	(18,884)	1,101,858	832,520
Utilized tax losses and incentives	364,754	—	—
Effect of unrecognized deferred taxes and inflation adjustments	(369,743)	(1,080,872)	(799,900)
Other	23,873	(20,986)	(32,620)

Income tax credit/(expense)	—	—	—

Schedule of deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records

	Total temporary differences		Deferred income tax assets/(liabilities)
	2023	2022	2023	2022

Deferred income tax assets and liabilities:
Tax incentives	(2,209,667)	(1,501,237)	553,779	300,247
Property and equipment and intangible assets	(1,122,451)	178,356	278,813	(38,256)
Accrued expenses, contract liabilities and merchant advances	(449,065)	(316,367)	112,267	63,272
Carry forward tax losses	(363,023)	(2,471,500)	102,561	494,300
Employee benefit obligations	(336,286)	(235,106)	85,664	48,060
Lease liabilities	(243,778)	(324,772)	61,159	64,976
Deferred income	(165,311)	(140,178)	42,483	28,036
Inventories	(169,414)	330,871	42,353	(66,174)
Trade receivables	(157,708)	(20,623)	39,429	4,130
Legal provisions	(81,728)	(650,895)	20,432	130,179
Income accruals and contract assets	22,431	14,906	(5,608)	(2,981)
Prepaid expenses	44,937	25,218	(11,228)	(5,163)
Trade payables and payables to merchants	463,094	115,116	(115,773)	(23,023)
Right of use assets	494,175	573,191	(123,755)	(114,667)

Total			1,082,576	882,936
Non recoverable net deferred tax assets (-)			(1,082,576)	(882,936)
Deferred income tax assets, net			—	—

Schedule of expiration dates of tax losses which the Group has not recognised any deferred income tax asset

	2023	2022

2023	—	108,155
2024	2,278	79,906
2025	3,916	683,416
2026	107,640	906,049
2027	125,985	693,974
2028	123,204	—

Total	363,023	2,471,500